Geographic Information (Details) - Schedule of Property and Equipment, Net by Geographic Area - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Geographic Information (Details) - Schedule of Property and Equipment, Net by Geographic Area [Line Items]
Total property and equipment, net	$ 2,344	$ 3,497
ISRAEL
Geographic Information (Details) - Schedule of Property and Equipment, Net by Geographic Area [Line Items]
Total property and equipment, net	2,344	2,500
BELGIUM
Geographic Information (Details) - Schedule of Property and Equipment, Net by Geographic Area [Line Items]
Total property and equipment, net		$ 997